Financial Instruments	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
12. Financial Instruments

Fair value measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash – The fair value of the cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated and combined carve-out balance sheets.

Amounts due from (to) owners and affiliates – The fair value of the non-interest bearing receivables or payables approximates their carrying amounts reported in the consolidated and combined carve-out balance sheets since the receivables or payables are to be settled consistent with trade receivables and payables.

Derivative financial instruments – The fair values of the interest rates swaps are estimated based on the present value of cash flows over the term of the instruments based on the relevant LIBOR interest rate curves, adjusted for the subsidiary’s credit worthiness given the level of collateral provided and the credit worthiness of the counterparty to the derivative.

Advances (shareholder loans) to joint ventures – The fair values of the fixed rate subordinated shareholder loans are estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the joint ventures.

Loans and promissory notes due to owners and affiliates – The fair values of the loans and promissory notes approximates their carrying amounts of the accrued commitment fees reported in the consolidated and combined carve-out balance sheets since the commitment fees are to be settled in the following month. Refer to note 11.

Lampung and Gallant facilities – The fair values of the debt are estimated based on the present value of cash flows over the term of the instruments based on the estimated currently available margins, LIBOR interest rates or applicable interest rates as of the balance sheet date for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

Seller’s credit note – The fair value of the fixed rate debt is estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

The fair value estimates are categorized by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;
Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis.

		As of		As of
		June 30, 2016		December 31, 2015
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$18,006	18,006	32,868	$32,868
Restricted cash	1	24,971	24,971	25,828	25,828
Amounts due from affiliate	2	4,378	4,378	4,239	4,239
Derivative financial instruments	2	(18,493)	(18,493)	(10,767)	(10,767)
Other:
Advances (shareholder loans) to joint ventures	2	10,323	10,549	13,991	14,329
Current amounts due to owners and affiliates	2	(9,569)	(9,569)	(10,604)	(10,604)
Loans and promissory notes due to owners and affiliates	2	—	—	(287)	(287)
Lampung facility	2	(173,225)	(192,051)	(181,527)	(202,017)
Gallant facility	2	(174,556)	(173,810)	(181,316)	(181,364)
Seller's credit note	2	$(47,000)	(47,000)	(47,000)	$(47,000)

Financing Receivables

The following table contains a summary of the loan receivables by type of borrower and the method by which the credit quality is monitored on a quarterly basis:

			As of
Class of Financing Receivables	Credit Quality		June 30,	December 31,
(in thousands of U.S. dollars)	Indicator	Grade	2016	2015
Trade receivable	Payment activity	Performing	$8,227	$8,200
Amounts due from affiliate	Payment activity	Performing	4,378	4,239
Advances/ loans to joint ventures	Payment activity	Performing	$10,323	$13,991

The Partnership is indemnified for approximately $6.2 million of the trade receivable balance as of June 30, 2016 and December 31, 2015. The shareholder loans to joint ventures are classified as advances to joint ventures in the consolidated and combined carve-out balance sheet. Refer to note 8.